PGIM ETF TRUST

PGIM Active Aggregate Bond ETF

(the “Fund”)

Supplement dated December 10, 2024

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of

Additional Information (SAI), as applicable, and retain it for future reference.

Effective immediately, Koushiki Bose, PhD is added to the Fund’s portfolio management team.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.The tables in the section of the Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Dr. Bose:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	Koushiki Bose,	Vice President and	December 2024
LLC	Income/PGIM	PhD	Portfolio Manager
Limited

2.The section of the Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Dr. Bose:

Koushiki Bose, PhD is a Vice President and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. Ms. Bose joined the Firm in 2018 and previously was the lead analyst in the Multi-Sector Portfolio Analysis Group. She has also worked on the Securitized Products research team at PGIM Fixed Income focusing on CMBS. Ms. Bose received a BS with Honors in Applied Math and Economics from Brown University and a PhD in Operations Research and Financial Engineering from Princeton University.

3.The table in the section of the Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Dr. Bose:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets
PGIM Fixed		41/$2,934,054,892	16/$12,646,134,839	101/$54,652,185,520
Income/PGIM	Koushiki
Limited	Bose, PhD*

*Information is as of October 31, 2024.

5.The table in the section of the Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Dr. Bose:

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Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Funds and Similar
Strategies
PGIM Fixed Income/PGIM Limited	Koushiki Bose, PhD*	None

The dollar range for Koushiki Bose, PhD’s investment in the Fund as of October 31, 2024 is as follows: None. *Information is as of October 31, 2024.

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